ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2019
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

(a)	Attributable to Limited Partners

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2019	$(182)	$9	$(13)	$(186)
Other comprehensive income (loss)	15	2	(16)	1
Balance as at June 30, 2019	$(167)	$11	$(29)	$(185)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2018	$(111)	$6	$(7)	$(112)
Other comprehensive income (loss)	(49)	7	11	(31)
Balance as at June 30, 2018	$(160)	$13	$4	$(143)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(b)	Attributable to Non-controlling interest — Redemption-Exchange Units held by Brookfield Asset Management Inc.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2019	$(232)	$7	$(10)	$(235)
Other comprehensive income (loss)	14	2	(15)	1
Balance as at June 30, 2019	$(218)	$9	$(25)	$(234)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2018	$(165)	$4	$(4)	$(165)
Other comprehensive income (loss)	(47)	6	11	(30)
Balance as at June 30, 2018	$(212)	$10	$7	$(195)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.